Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2023	Aug. 23, 2022	May 27, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expense				$ 1,200	$ 0	$ 2,600	$ 0	$ 2,500	$ 100
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 19,100		$ 19,100
Long-term Incentive Plan [Member] | Maximum [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)								500,000
LTIP Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 13.48	$ 15	$ 15.47	$ 12.72		$ 12.72		$ 12.65	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	81,301	272,341
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 13.69		$ 12.65
Share-Based Payment Arrangement, Expense								$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)						32,422		0
LTIP Units [Member] | Mr. Chavez [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)	13,550
LTIP Units [Member] | Ms. Hogue [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	50,813
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)	10,163
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
LTIP Units [Member] | Non-management Members of the Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	26,082
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 14.76
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Performance Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)			1,500,000					750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percent of Market Condition			50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percent of Performance Condition			50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting, Minimum Price of Adjusted Funds From Operations Required								1.25%
Percentage of Distributions Payable Entitled								10.00%
Share-Based Payment Arrangement, Expense								$ 0
Performance Units [Member] | Vesting Subject to Market Condition [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)								750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)								$ 8.95
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount								$ 4,200
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)								12 months
LTIP Units and Performance Units [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 15,700		$ 15,700		$ 15,700
Share-Based Payment Arrangement, Option [Member] | Long-term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum								10.00%